Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 29, 2012
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Morgan Stanley International Fund seeks long-term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Morgan Stanley Funds. More information about these and other discounts is available from your financial advisor and in the "Share Class Arrangements"
section beginning on page 24 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 50 of the Fund's Statement of
		Additional Information ("SAI").
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which the shares were purchased). Although your actual costs may be higher or lower, based
		on these assumptions your costs would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 65% of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's
"Adviser," Morgan Stanley Investment Management Inc., uses a "top-down" approach that emphasizes region, country, sector and industry selection and weightings over individual stock selection.

Region, Country, Sector and Industry Selection. The Adviser first considers the regions and countries (including emerging market or developing countries) and sectors and industries represented in the Morgan Stanley Capital International
(MSCI) EAFE (Europe, Australasia and Far East) Index (the "Index"). The
Adviser-on an ongoing basis-establishes the proportion or weighting for each country and/or sector (e.g., overweight, underweight or neutral) relative to the
Index for investment by the Fund. The Adviser may choose to overweight or underweight particular sectors, such as telecommunications or banking, within each country or region. In making its determinations, the Adviser evaluates factors such as valuation, economic outlook, corporate earnings growth, inflation, liquidity and risk characteristics, investor sentiment, interest rates and currency outlook. The Fund invests in at least three separate countries.

Stock Selection. The Adviser invests the Fund's assets within each country and/or sector based on its assigned weighting. Within each country and/or sector, the Adviser tries to broadly replicate, in the aggregate, the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities, which may include depositary receipts, preferred securities and convertible securities. The Fund may invest in emerging market or developing countries and, with regard to such investments, may make global, regional and sector allocations to specific emerging market or developing countries. In most cases, the local MSCI index for that country will be the broad local market index.

The Fund may also invest up to 10% of its net assets in real estate investment trusts ("REITs") and foreign real estate companies.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Fund's 65% policy discussed above to the extent they have economic characteristics similar to the securities included
		within that policy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments.
Hedging the Fund's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund's securities are not denominated. The use of forward foreign currency exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• REITs and Foreign Real Estate Companies. REITs and foreign real estate companies are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, REITs and foreign real estate companies depend on specialized management skills, may not be diversified, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods and life of Fund (where applicable) compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance
(before and after taxes) does not indicate how the Fund will perform in the future.
Updated performance information is available online at www.morganstanley.com/im or
		by calling toll-free (800) 869-NEWS.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods and life of Fund (where applicable) compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 869-NEWS
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09: 23.42% Low Quarter 9/30/11: -20.79%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant
		periods, as applicable.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.55%)	[2]
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Lipper International Large-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.96%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.24%)	[2]
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[4]
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[6]
Advisory fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,340
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,305
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	998
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,305
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A: Return Before Taxes	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[8]
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[6]
Advisory fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.33%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	736
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,445
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,479
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,479
Annual Return 2002	rr_AnnualReturn2002	(15.00%)
Annual Return 2003	rr_AnnualReturn2003	31.02%
Annual Return 2004	rr_AnnualReturn2004	15.94%
Annual Return 2005	rr_AnnualReturn2005	13.75%
Annual Return 2006	rr_AnnualReturn2006	22.54%
Annual Return 2007	rr_AnnualReturn2007	13.81%
Annual Return 2008	rr_AnnualReturn2008	(39.47%)
Annual Return 2009	rr_AnnualReturn2009	24.83%
Annual Return 2010	rr_AnnualReturn2010	7.60%
Annual Return 2011	rr_AnnualReturn2011	(15.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return Before Taxes	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.59%	[9]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class B | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return After Taxes on Distributions	[10]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.61%	[9]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class B | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B: Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.79%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%	[9]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[6]
Advisory fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	335
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,240
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,656
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	235
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	724
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,656
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C: Return Before Taxes	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[6]
Advisory fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.33%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	135
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	421
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	729
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,601
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I: Return Before Taxes	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.90%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[6]
Advisory fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	186
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R: Return Before Taxes	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.39%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.86%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	(2.00%)	[6]
Advisory fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other expenses	rr_OtherExpensesOverAssets	0.68%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class W: Return Before Taxes	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.73%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008

[1]	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[2]	Life of Fund reflects inception date of March 31, 2008.
[3]	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. There are currently 30 funds represented in this Index.
[4]	Reduced for purchases of $25,000 and over.
[5]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[6]	Payable to the Fund on shares redeemed or exchanged within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information-How to Sell Shares" for more information on redemption fees.
[7]	Classes A, B, C and I commenced operations on June 28, 1999. Class R and Class W commenced operations on March 31, 2008.
[8]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter, and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.
[9]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[10]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.